Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Other current liabilities consist of the following:
	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Salary accrual	7,013,473	3,982,829
Deposit	10,000,000	5,000,000
Accrued construction in progress	46,180,063	34,060,872
Tax accrual	13,604,797	22,153,981
Others	14,179,838	19,952,140
Total	90,978,171	85,149,822